Regulatory Matters (Tables)	12 Months Ended
Dec. 31, 2018
Subsidiaries [Member]
Schedule of Regulatory Assets and Liabilities [Table Text Block]
The following table presents DP&L’s Regulatory assets and liabilities:

	Type of Recovery	Amortization Through	December 31,
$ in millions			2018	2017
Regulatory assets, current:
Undercollections to be collected through rate riders	A/B	2019	$40.5	$23.9
Rate case expenses being recovered in base rates	B	2019	0.6	—
Total regulatory assets, current			41.1	23.9

Regulatory assets, non-current:
Pension benefits	B	Ongoing	87.5	92.4
Unrecovered OVEC charges	C	Undetermined	28.7	27.8
Fuel costs	B	2020	3.3	9.3
Regulatory compliance costs	B	2020	6.1	9.2
Smart grid and AMI costs	B	Undetermined	8.5	7.3
Unamortized loss on reacquired debt	B	Various	6.0	7.0
Deferred storm costs	A	Undetermined	4.7	2.1
Deferred vegetation management and other	A/B	Undetermined	7.8	8.1
Total regulatory assets, non-current			152.6	163.2

Total regulatory assets			$193.7	$187.1

Regulatory liabilities, current:
Overcollection of costs to be refunded through rate riders	A/B	2018	$34.9	$14.8
Total regulatory liabilities, current			34.9	14.8

Regulatory liabilities, non-current:
Estimated costs of removal - regulated property		Not Applicable	139.1	132.8
Deferred income taxes payable through rates		Various	116.3	83.4
PJM transmission enhancement settlement	A	2025	16.9	—
Postretirement benefits	B	Ongoing	6.0	5.0
Total regulatory liabilities, non-current			278.3	221.2

Total regulatory liabilities			$313.2	$236.0

A – Recovery of incurred costs plus rate of return.
B – Recovery of incurred costs without a rate of return.
C – Recovery not yet determined, but recovery is probable of occurring in future rate proceedings.